Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 98,094	$ 87,737	$ 42,189
Other comprehensive income / (loss):
Foreign currency translation (loss) / gain	(211)	(166)	27
Total comprehensive income	$ 97,883	$ 87,571	$ 42,216